Deposits (Summary Of Noninterest Bearing And Interest Bearing Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Abstract]
Noninterest bearing	$ 995,733	$ 937,719
Interest bearing	3,469,381	4,157,701
Total	$ 4,465,114	$ 5,095,420	$ 5,188,052